Preferred and Common Stock - Additional Information (Detail) - shares	6 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Class of Stock [Line Items]
Common stock, issued	25,389,644,945	25,386,307,945
Increase in common stock shares	3,337,000